Net Interest Income	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Net Interest Income

3. NET INTEREST INCOME

	2018	2017	2016
	£m	£m	£m
Interest and similar income:
Loans and advances to customers	5,459	5,494	6,198
Loans and advances to banks	207	164	112
Reverse repurchase agreements – non trading	124	20	15
Other	282	227	142

Total interest and similar income(1)	6,072	5,905	6,467

Interest expense and similar charges:
Deposits by customers	(1,224)	(1,183)	(1,809)
Deposits by banks	(120)	(35)	(18)
Repurchase agreements – non trading	(37)	(5)	(38)
Debt securities in issue	(936)	(737)	(853)
Subordinated liabilities	(141)	(134)	(143)
Other	(8)	(8)	(24)

Total interest expense and similar charges(2)	(2,466)	(2,102)	(2,885)

Net interest income	3,606	3,803	3,582

(1)	This includes £209m of interest income on financial assets at fair value through other comprehensive income.
(2)	This includes £298m of interest expense on financial assets at fair value through other comprehensive income.

In 2017, interest and similar income included £66m (2016: £79m) on impaired loans.